Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,120,836.97
Total Fee Amount	4,573.99
Total Offset Amount	0.00
Net Fee	$ 4,573.99
Offering Table N/A
Offset Table N/A	N/A